Merger With Vaporin Inc (Details Narrative) (USD $)	0 Months Ended	12 Months Ended		0 Months Ended	3 Months Ended
	Dec. 17, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 17, 2014	Mar. 31, 2015	Dec. 27, 2013
Merger closing date	Mar. 04, 2015
Percentage of receive merger consideration to shareholders	45.00%
Maximum percentage of current premium require to be paid	200.00%
Percentage of ownership	50.00%	50.00%		50.00%		50.00%
Third party financing cost		$ 139,667
Joint Venture [Member]
Percentage of receive merger consideration to shareholders				50.00%
Proceeds from secured line of credit				3,000,000
Vaporin [Member]
Number of shares issued for merger		13,591,533			13,591,533
Percentage of receive merger consideration to shareholders					45.00%
Company issued and sold shares value		25,000,000			14,949,328
Common stock price per share					$ 1.10
Vaporin [Member] | Restricted Stock [Member]
Number of shares issued for merger		910,000			1,890,237
Company issued and sold shares value					2,079,071
Common stock price per share					$ 1.10
Percentage of issued and outstanding common stock shares					100.00%
Third party financing cost					25,000,000
Forgiveness of note and interest payable					354,029
Issuance of warrant to purchase of common stock shares					247,962
Issuance of stock option to purchase of common stock, shares					19,733
Restricted stock units					1,890,237
March 4, 2015 [Member]
Company issued and sold shares value		$ 3,500,000